Financial Instruments (Details Narrative) (10-Q)	6 Months Ended	12 Months Ended
	Sep. 30, 2016 $ / shares	Mar. 31, 2016 $ / shares	Sep. 30, 2016 CAD CAD / shares shares	Mar. 31, 2016 CAD CAD / shares shares	Sep. 30, 2015 CAD	Mar. 31, 2015 CAD	Oct. 22, 2014 $ / shares	Oct. 22, 2014 CAD / shares	Mar. 31, 2014 CAD
Cash | CAD			CAD 2,543	CAD 173	CAD 3,598	CAD 3,084			CAD 64,674
Current liabilities | CAD			901,065	809,347		894,022
Warrant liability | CAD				27,479		CAD 364,878
Term loan | CAD			CAD 48,957
Contractual maturities	3 years 6 months 26 days	4 years 18 days
Warrants to purchase, shares | shares				625,000
Warrants exercise price | CAD / shares				CAD 0.052				CAD 1.94
Private Placement [Member]
Warrants to purchase, shares | shares			8,850	8,850
Warrants exercise price | CAD / shares			CAD 2.62	CAD 2.58
Vendors [Member]
Warrants to purchase, shares | shares			3,350	3,350
Warrants exercise price | CAD / shares			CAD 1.97	CAD 1.94
USD [Member]
Warrants exercise price | $ / shares		$ 0.04					$ 1.50
USD [Member] | Private Placement [Member]
Warrants exercise price | (per share)	$ 2.00			2.00
USD [Member] | Vendors [Member]
Warrants exercise price | (per share)	$ 1.50			CAD 1.50
Consulting Agreement [Member]
Warrants to purchase, shares | shares			625,000
Warrants exercise price | CAD / shares			CAD 0.052
Consulting Agreement [Member] | USD [Member]
Warrants exercise price | CAD / shares			CAD 0.04
Canadian Deposit Insurance Corporation [Member]
Cash deposits | CAD			CAD 100,000	CAD 100,000
Maximum [Member]
Contractual maturities	30 days	30 days